Note 6 - Patents (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	2019	2018
Patent asset	$2,006,443	$2,006,443
Accumulated amortization	(1,337,507)	(1,242,900)
Net intangibles	$668,936	$763,543